SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,196,125
Warrants issued	2,859,509	3,985,015
Change in fair value of warrants outstanding	(1,817,569)	211,110
Warrants exercised	(1,204,491)
Ending of the period	4,033,574	4,196,125
Derivative liability	$ 4,033,574	$ 4,196,125